Income Taxes - Schedule of Income Tax Provision (Details) - NorthView Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 94,174	$ 480,069
Deferred	(271,945)	(226,991)
State
Change in valuation allowance	258,284	203,712
Income tax provision	$ 80,513	$ 456,790